SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Finite-Lived Intangible Asset, Useful Life	5 years	5 years